Minimum Commitments under Noncancelable Operating Lease Agreements (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
2012	$ 53.0
2013	42.1
2014	26.0
2015	15.3
2016	7.8
Thereafter	13.8
Total	$ 158.0